Quarterly Results of Operations - Summarized Unaudited Quarterly Operating Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 8,541	$ 8,635	$ 8,419	$ 8,160	$ 7,951	$ 8,004	$ 7,691	$ 8,081	$ 33,755	$ 31,727	$ 33,122
Interest expense	1,566	1,537	1,454	1,406	1,311	1,315	1,268	1,405	5,963	5,299	6,550
Net interest income	6,975	7,098	6,965	6,754	6,640	6,689	6,423	6,676	27,792	26,428	26,572
Provision for loan losses	56	71	59	291	63	255	465	458	477	1,241	1,051
Net interest income after provision for loan losses	6,919	7,027	6,906	6,463	6,577	6,434	5,958	6,218	27,315	25,187	25,521
Noninterest income	1,868	2,030	1,836	2,296	2,000	1,945	1,970	2,020	8,030	7,935	7,602
Noninterest expense	7,806	7,168	7,233	7,689	7,211	7,353	7,609	7,683	29,896	29,856	30,445
Income before income taxes	981	1,889	1,509	1,070	1,366	1,026	319	555	5,449	3,266	2,678
Income taxes	1,159	486	368	135	260	41	15	46	2,148	362	274
Net income (loss)	$ (178)	$ 1,403	$ 1,141	$ 935	$ 1,106	$ 985	$ 304	$ 509	$ 3,301	$ 2,904	$ 2,404
Basic earnings (loss) per share	$ (0.03)	$ 0.22	$ 0.18	$ 0.15	$ 0.18	$ 0.16	$ 0.05	$ 0.08	$ 0.53	$ 0.47	$ 0.38
Diluted earnings (loss) per share	$ (0.03)	$ 0.22	$ 0.18	$ 0.15	$ 0.18	$ 0.16	$ 0.05	$ 0.08	$ 0.53	$ 0.47	$ 0.38
Weighted average shares outstanding:
Basic	6,202,635	6,236,075	6,228,994	6,218,706	6,193,278	6,212,231	6,232,457	6,297,755	6,221,632	6,233,860	6,372,277
Diluted	6,202,635	6,236,075	6,228,994	6,218,706	6,193,278	6,212,231	6,232,457	6,297,755	6,221,632	6,233,860	6,372,277